Related Parties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related Parties
6. Related Parties
a) The following is an analysis of the balances with related parties as of December 31, 2019 and 2020. All of the companies were considered affiliates of América Móvil since the Company’s principal shareholders are either direct or indirect shareholders in the related parties.

	2019	2020
Accounts receivable:
Hubard y Bourlon, S.A. de C.V.	Ps. 172,952	Ps. 437,231
Patrimonial Inbursa, S.A.	386,194	327,985
Sears Roebuck de México, S.A. de C.V. and Subsidiaries.	228,523	233,402
Sanborns Hermanos, S.A.	229,964	160,116
Claroshop.com, S.A.P.I de C.V.	91,874	100,075
Grupo Condumex, S.A. de C.V. and Subsidiaries	12,018	10,038
Carso Infraestructura y Construcción, S.A. de C.V. and Subsidiaries	41,204	7,679
Other	110,411	114,774

Total	Ps.1,273,140	Ps.1,391,300

	2019	2020
Accounts payable:
Carso Infraestructura y Construcción, S.A. de C.V. and Subsidiaries	Ps.1,656,123	Ps.2,192,405
Grupo Condumex, S.A. de C.V. and Subsidiaries	905,776	1,054,526
Fianzas Guardiana Inbursa, S.A. de C.V.	241,305	241,898
Grupo Financiero Inbursa, S.A.B. de C.V.	246,804	234,954
Seguros Inbursa, S.A. de C.V.	100,155	92,173
PC Industrial, S.A. de C.V. and Subsidiaries	68,189	44,198
Enesa, S.A. de C.V. and Subsidiaries	25,076	22,014
Other	216,991	117,748

Total	Ps.3,460,419	Ps.3,999,916

For the years ended December 31, 2018, 2019 and 2020, th
e
 Company has not recorded any impairment of receivables in connection with amounts owed by related parties.

b) For the years ended December 31, 2018, 2019 and 2020, the Company conducted the following transactions with relate
d
 parties:

	2018		2019		2020
Investments and expenses:
Construction services, purchases of materials, inventories and property, plant and equipment (i)	Ps.	7,211,960	Ps.	8,573,894	Ps.	7,130,769
Insurance premiums, fees paid for administrative and operating services, brokerage services and others (ii)		4,134,380		4,590,620		4,375,113
Rent of towers (iii)		6,168,592		—		—
Other services		1,864,017		1,277,404		1,101,528

	Ps.	19,378,949	Ps.	14,441,918	Ps.	12,607,410

Revenues:
Service revenues	Ps.	679,220	Ps.	538,110	Ps.	608,248
Sales of equipment		1,296,204		944,697		656,801

	Ps.	1,975,424	Ps.	1,482,807	Ps.	1,265,049

i)
In 2020, this amount includes Ps.5,312,845 (Ps.6,809,244 in 2019 and Ps.5,622,791 in 2018) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).

ii)
In 2020, this amount includes Ps.203,013 (Ps.956,132 in 2019 and Ps.778,191 in 2018) for network maintenance services performed by Grupo Carso subsidiaries; Ps.13,490 in 2020 (Ps.16,161 in 2019, and Ps.13,784 in 2018) for software services provided by an associate; Ps.2,713,370 in 2020 (Ps.2,623,795 in 2019 and Ps.2,541,703 in 2018) for insurance premiums with Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers.

iii)	Due to the implementation of IFRS 16 amounts related to payments for tower leases are no longer considered rental expenses.
c) The aggregate compensation paid to the Company’s, directors (including compensation paid to members of the Audit and Corporate Practices Committee), and senior management in 2020 was approximately Ps.6,300 and Ps.79,600, respectively. None of the Company’s directors is a party to any contract with the Company or any of its subsidiaries that provides for benefits upon termination of employment. The Company does not provide pension, retirement or similar benefits to its directors in their capacity as directors. The Company’s executive officers are eligible for retirement and severance benefits required by Mexican law on the same terms as all other employees.
d) Österreichische Bundes- und Industriebeteiligungen GmbH (ÖBIB) is considered a related party due to it is a significant non-controlling

shareholder in Telekom Austria. Through Telekom Austria, América Móvil is related to the Republic of Austria and its subsidiaries, which are mainly ÖBB Group, ASFINAG Group and Post Group as well as Rundfunk und Telekom Reguliegungs-GmbH, all of which these are related parties. In 2018, 2019 and 2020, none of the individual transactions associated with government agencies or government-owned entities of Austria were considered significant to América Móvil.